Loans Payable	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Loans Payable
10.	LOANS PAYABLE

Short-term Loans
Short-term loans as of December 31, 2018 and 2019 were secured loans borrowed by iQIYI, amounted to RMB3.0 billion and RMB2.6 billion (US$376 million), respectively, which consisted of RMB denominated borrowings from financial institutions in the PRC and were repayable within one year.
Repayment of all short-term loans is guaranteed by the subsidiaries and VIEs of iQIYI and either collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB562 million (US$81 million) as of December 31, 2019 or collateralized by restricted cash balances totaling RMB965 million (US$139 million) as of December 31, 2019.
As of December 31, 2018 and 2019, the weighted average interest rates for the outstanding borrowings were approximately 4.47% and 4.05%, respectively, and the aggregate amounts of unused lines of credit for short-term loans were RMB781
m
illion and RMB1.6
b
illion (US$233 million), respectively.
Long-term Loans
Baidu
In June 2016, the Company entered into a five-year term revolving facility agreement with a group of 21 syndicated bankers, pursuant to which the Company is entitled to borrow an unsecured US
D
 denominated floating rate loan of US$1.0 billion with a term of five years
and to borrow an unsecured US
D
denominated revolving loan of US$1.0 billion for
five years
. The facility was priced at 110 basis points over LIBOR and is intended for the general working capital of the Company. In June 2016, the Company drew down two
tranches of US$250 million each under the facility commitment. In November 2016, the Company drew down another two
tranches of US$250 million each under the facility commitment. In connection with the facility agreements, the Company entered into four interest rate swap agreements, pursuant to which the loans would be settled with a fixed annual interest rate of 2.11%, 2.10%, 2.78% and 2.78% respectively, during the respective term of the loans.
The interest rate swap agreements met the definition of a derivative in accordance with ASC 815, Derivatives and Hedging (“ASC 815”). The derivatives related to the interest rate swap agreements are accounted for at fair value and included in “Other non-current
assets” on the consolidated balance sheets.
iQIYI
In April 2017, iQIYI entered into a
three-year
loan agreement with Bank of China, pursuant to which
iQI
Y
I
is entitled to borrow a secured RMB denominated loan of RMB299 million for the general working capital of iQIYI. In April 2017, iQIYI drew down RMB299 million with an interest rate of 4.47%, pursuant to the agreement, the principal shall be repaid by installments from
2017 to 2020. The repayment of the loan is guaranteed by a subsidiary of iQIYI and collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB562 million (US$81 million) as of December 31, 2019.
RMB25 million was repaid when it became due. As of December 31, 2018 and 2019, the total outstanding borrowings were RMB284 million and RMB274 million (US$39 million), respectively, among which RMB10 million and RMB274 million (US$39 million), respectively, were repayable within one year and were included in “Long-term loans, current portion” balance.
In September 2019, iQIYI entered into a two-year loan agreement with JPMorgan Chase Bank, N.A., pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB800 million (US$115 million) for the general working capital of iQIYI. In 2019, iQIYI drew down RMB448 million (US$64 million) with an interest rate of 3.55%, pursuant to the agreement, the principal shall be repaid by installments from 2019 to 2021. The repayment of the loan is collateralized by long-term held-to-maturity debt securities with a stated cost
of RMB494 million (US$71 million). RMB3 million (US$424 thousand) was repaid when it became due in 2019. As of December 31, 2019, the total outstanding borrowings were RMB445 million (US$64 million), among which RMB34 million (US$5 million) was repayable within one year and were included in “Long-term loans, current portion” balance.
In December 2018, certain supplier invoices selected by iQIYI of RMB525 million were factored to a financial institution (“the
2018
factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Company’s consolidated balance sheet. The factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the factored receivables. The debt securities were issued to third party investors for the gross proceeds of RMB446 million, with maturities in December 2019 and December 2020. The proceeds raised from issuance of the asset-backed debt securities were used by the financial institution to factor the supplier invoices. At the same time, the credit terms of the iQIYI’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities, and the effective interest rate was 7.00%.
In November 2019, certain supplier invoices selected by iQIYI of RMB587 million (US$84 million) were factored to a financial institution (the “2019 factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Company’s consolidated balance sheets. The 2019 factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the 2019 factored receivables. The debt securities were issued to third party investors for the gross proceeds of RMB500 million (US$72 million) and mature in November 2021. The proceeds raised from the issuance of the asset-backed debt securities were used by the financial institutions to factor the supplier invoices. At the same time, the credit terms of
iQIYI
’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities, and the effective interest rate was 5.97%.

As of December 31, 2019, the outstanding borrowings from asset-backed debt securities were RMB898 million (US$129 million). RMB75 million (US$11 million) of 2018 asset-backed debt securities was repaid when it became due in December 2019. RMB429 million (US$62 million) of asset-backed debt securities is repayable within one year and are included in “Long-term loans, current portion” and the remaining balance of RMB469 million (US$67 million) of 2019 asset-backed debt securities is included in non-current “Long-term loans” on the consolidated
balance sheets.